Debt (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Debt
Schedule of outstanding debt

	October 27, 2012	January 28, 2012	October 29, 2011	Interest Rate
	(in millions)

Senior secured term loan	$1,787	$1,996	$1,996	Variable
Senior notes	1,008	795	795	7.750%
Senior subordinated notes	393	393	393	11.375%
Subordinated discount notes	180	306	327	13.000%
Asset-based revolving credit facility	—	—	—	Variable

Total debt	3,368	3,490	3,511

Less current portion	180	127	135

Long-term debt	$3,188	$3,363	$3,376

	Interest Rate	Fiscal 2011	Fiscal 2010
		(In millions)
Senior secured term loan	Variable	$1,996	$2,046
Senior notes	7.750%	795	794
Senior subordinated notes	11.375%	393	400
Subordinated discount notes	13.000%	306	427
Asset-based revolving credit facility	Variable	—	—
Other	5.970%	—	1
Total debt		3,490	3,668
Less current portion		127	1
Long-term debt		$3,363	$3,667

Schedule of expected amortization expense pertaining to the deferred financing costs

	2012	2013	2014	2015	2016	Thereafter
Amortization expense	$16	$16	$10	$9	$6	$2

Schedule of aggregate amounts of scheduled maturities of debt

Fiscal Year (In millions)	Amount
2012	127
2013	501
2014	1
2015	1
2016	2,065
Thereafter	800
Total debt payments	3,495
Less unrealized discount accretion	5
Total debt balance as of January 28, 2012	$3,490

Senior notes due 2018
Debt
Schedule of percentages of principal amount at which notes may be redeemed, by applicable redemption dates

Year	Percentage
2014	103.875%
2015	101.938%
2016 and thereafter	100.000%

Senior subordinated notes
Debt
Schedule of percentages of principal amount at which notes may be redeemed, by applicable redemption dates

Year	Percentage
2011	105.688%
2012	103.792%
2013	101.896%
2014 and thereafter	100.000%

Subordinated discount notes
Debt
Schedule of percentages of principal amount at which notes may be redeemed, by applicable redemption dates

Year	Percentage
2011	106.500%
2012	104.333%
2013	102.167%
2014 and thereafter	100.000%